Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	July 2011
Distribution Date	08/15/11
Transaction Month	6
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:	January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$56,897,619.84	0.2495510	$31,706,848.87	0.1390651	$25,190,770.97
Class A-2 Notes	$263,000,000.00	1.0000000	$263,000,000.00	1.0000000	$-
Class A-3 Notes	$247,000,000.00	1.0000000	$247,000,000.00	1.0000000	$-
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$749,677,619.84	0.8141767	$724,486,848.87	0.7868186	$25,190,770.97

Weighted Avg. Coupon (WAC)	4.68%		4.67%
Weighted Avg. Remaining Maturity (WARM)	53.70		52.92
Pool Receivables Balance	$813,254,833.45		$786,967,010.33
Remaining Number of Receivables	58,300		56,883

Adjusted Pool Balance	$783,237,829.71		$758,047,058.74

III. COLLECTIONS

Principal:
Principal Collections	$25,379,280.68
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$433,501.94
Total Principal Collections	$25,812,782.62

Interest:
Interest Collections	$3,116,825.62
Late Fees & Other Charges	$37,800.46
Interest on Repurchase Principal	$-
Total Interest Collections	$3,154,626.08

Collection Account Interest	$2,062.41
Reserve Account Interest	$390.19
Servicer Advances	$-

Total Collections	$28,969,861.30

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	July 2011
Distribution Date	08/15/11
Transaction Month	6
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$28,969,861.30
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$33,696,651.42
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$677,712.36		$677,712.36	$677,712.36
Collection Account Interest					$2,062.41
Late Fees & Other Charges					$37,800.46
Total due to Servicer					$717,575.23

2. Class A Noteholders Interest:
Class A-1 Notes		$15,595.16		$15,595.16
Class A-2 Notes		$151,225.00		$151,225.00
Class A-3 Notes		$238,766.67		$238,766.67
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$578,543.50		$578,543.50	$578,543.50

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$27,523,889.65

7. Regular Principal Distribution Amount:					$25,190,770.97

		Distributable Amount		Paid Amount
Class A-1 Notes				$25,190,770.97
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$25,190,770.97		$25,190,770.97
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$25,190,770.97

8. Available Amounts Remaining to Reserve Account					2,333,118.68

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					2,333,118.68

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$30,017,003.74
Beginning Period Amount	$30,017,003.74
Current Period Amortization	$1,097,052.15
Ending Period Required Amount	$28,919,951.59
Ending Period Amount	$28,919,951.59
Next Distribution Date Amount	$27,843,914.21

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$2,333,118.68
Current Period Release to Depositor	$2,333,118.68
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	July 2011
Distribution Date	08/15/11
Transaction Month	6
30/360 Days	30
Actual/360 Days	31

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		4.28%	4.43%	4.43%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.94%	56,279	99.03%	$779,312,013.70
30 - 60 Days	0.83%	474	0.75%	$5,919,723.11
61 - 90 Days	0.18%	100	0.16%	$1,285,267.60
91 + Days	0.05%	30	0.06%	$450,005.92
		56,883		$786,967,010.33
Total
Delinquent Receivables 61 + days past due	0.23%	130	0.22%	$1,735,273.52
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.17%	100	0.18%	$1,496,126.73
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.14%	83	0.14%	$1,172,779.72
Three-Month Average Delinquency Ratio	0.18%		0.18%

Repossession in Current Period		31		$529,906.06
Repossession Inventory		42		$392,383.89

Charge-Offs
Gross Principal of Charge-Off for Current Period				$908,542.44
Recoveries				$(433,501.94)
Net Charge-offs for Current Period				$475,040.50

Beginning Pool Balance for Current Period				$813,254,833.45

Net Loss Ratio				0.70%
Net Loss Ratio for 1st Preceding Collection Period				0.15%
Net Loss Ratio for 2nd Preceding Collection Period				0.26%
Three-Month Average Net Loss Ratio for Current Period				0.37%

Cumulative Net Losses for All Periods				$1,220,438.52
Cumulative Net Losses as a % of Initial Pool Balance				0.12%

Principal Balance of Extensions				$2,720,591.51
Number of Extensions				170

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